Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 14, 2013
Prospectus Date	rr_ProspectusDate	Sep 17, 2012

Frontier Emerging Markets Portfolio (Prospectus Summary): | Frontier Emerging Markets Portfolio
Frontier Emerging Markets Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated September 17, 2012 of:

Frontier Emerging Markets Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P shares and $50,000 or more with respect to the Class H shares. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 15 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Frontier Emerging Markets Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class P Frontier Emerging Markets Portfolio	727	1,148

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 17, 2012
Frontier Emerging Markets Portfolio (Prospectus Summary): | Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Frontier Emerging Markets Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated September 17, 2012 of:

Frontier Emerging Markets Portfolio
(the "Portfolio")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P shares and $50,000 or more with respect to the Class H shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P shares and $50,000 or more with respect to the Class H shares. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 15 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Frontier Emerging Markets Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,148